Long - Term Debt - 9.875% First Priority Secured Notes due 2022 (Details) $ in Thousands		6 Months Ended	11 Months Ended	12 Months Ended
	Oct. 31, 2017 USD ($)	Jun. 30, 2019 USD ($) Vessel	Nov. 15, 2018 Vessel	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Number of vessels owned | Vessel		39	19
Repayment of long term debt, first year		$ 64,088
Repayment of long term debt, second year		330,033
Repayment of long term debt, third year		48,176
Repayment of long term debt, thereafter		408,379
9.875 % First Priority Secured Notes Due 2022 [Member]
Debt Instrument [Line Items]
Issuance of secured notes		$ 360,000
Issuance date of debt instrument		Oct. 31, 2017
Debt instrument, interest rate		9.875%
Debt instrument, maturity date		Nov. 15, 2022
Proceeds from debt issuance, net of costs	$ 356,400
Number of vessels secured to notes | Vessel		18
Number of vessels owned | Vessel		18
Interest on notes		Interest on the 2022 Notes is payable semi-annually on May 15 and November 15 of each year
Date of first required payment		May 15, 2018
Debt Instrument, Repurchased Face Amount				$ 20,000
Debt Instrument, Repurchase Price Percentage				102.00%
Minimum cash balance requirement		$ 20,000
Debt Instrument, Restrictive Covenants		On December 20, 2018, the Company entered into a first supplemental indenture for the 2022 Notes according to which the date beginning on which the Company is permitted to pay dividends to common shareholders in an aggregate amount per year equal to 50% of the consolidated net profit after taxes of the Company for the preceding financial year, was brought forward from January 1, 2021 to January 1, 2020.
Outstanding balance		$ 337,746
9.875 % First Priority Secured Notes Due 2022 [Member] | Citi Credit Facility [Member]
Debt Instrument [Line Items]
Repayment of long term debt, first year		40,000
Repayment of long term debt, second year		40,000
Repayment of long term debt, third year		40,000
Repayment of long term debt, thereafter		$ 35,000
9.875 % First Priority Secured Notes Due 2022 [Member] | Second Anniversary [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage		102.00%
Debt Instrument Redemption Amount		$ 20,000
9.875 % First Priority Secured Notes Due 2022 [Member] | Third Anniversary [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage		102.00%
Debt Instrument Redemption Amount		$ 40,000
9.875 % First Priority Secured Notes Due 2022 [Member] | Fourth Anniversary [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage		102.00%
Debt Instrument Redemption Amount		$ 35,000